S-K 1605, De-SPAC Background and Terms	Sep. 30, 2026
De-SPAC Transactions, Background Summary [Line Items]
De-SPAC, Background, Contacts Description [Text Block]

Background of the Business Combination

SPKL is a blank check company that was incorporated as a Cayman Islands exempted company on July 12, 2021, for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or similar business combination with one or more businesses. SPKL’s Sponsor, SLG SPAC Fund LLC, is an affiliate of SparkLabs Group Management, which oversees SparkLabs Group, a premier global network of startup accelerators and venture capital funds that has invested in over 650 startups (primarily technology focused) across six continents since 2013.

The terms of the Merger Agreement are the result of arm’s-length negotiations among SPKL and Legacy ZincFive and their respective representatives. The following discussion summarizes such negotiations and the resulting terms of the Merger Agreement, including SPKL’s target-search strategy, its evaluation of potential targets, the process through which Legacy ZincFive was selected, the negotiation and diligence process leading to execution of the Merger Agreement and the principal factors considered by the SPKL Board in approving the Business Combination and the Transactions.

De-SPAC, Background, Negotiations Description [Text Block]

Negotiation, Due Diligence, and Approval Process

The following chronology summarizes the principal events in SPKL’s evaluation of Legacy ZincFive and the negotiation and approval of the Merger Agreement.

On April 16, 2026, a representative of Hunter Taubman Fischer & Li LLC (“HTFL”), one of Chardan’s legal advisors, contacted a representative of SPKL to recommend an introduction to Legacy ZincFive. Legacy ZincFive had recently terminated negotiations with another SPAC for a potential de-SPAC transaction that ultimately did not proceed. While in negotiations with the other SPAC, Legacy ZincFive also engaged in negotiations from March 2026 to May 2026 with the Lead Purchaser and several other investors as potential PIPE investors, and agreed with the Lead Purchaser on the terms of a potential PIPE investment by the Lead Purchaser in May 2026. The Lead Purchaser was initially introduced to Legacy ZincFive by Cantor, Legacy ZincFive’s financial advisor and PIPE placement agent, in connection with Legacy ZincFive’s prior engagement with the other SPAC. Because Legacy ZincFive had an expected anchor investor in the PIPE from the Lead Purchaser, Legacy ZincFive offered a uniquely attractive business combination partner for SPKL.

On April 16, 2026, a representative of Chardan presented Legacy ZincFive as a potential target to SPKL and shared the investor presentation (the “Investor Presentation”). Based on SPKL’s interest in learning more about Legacy ZincFive, Chardan scheduled an introductory teleconference with Legacy ZincFive’s Chief Executive Officer, Tod Higinbotham, and Co-Founder, Tim Hysell, for April 17, 2026.

On April 17, 2026, Messrs. Higinbotham and Hysell presented the Investor Presentation, business plan and overall growth strategy to the SPKL management team, with representatives of Chardan also in attendance. James Rhee, Chief Executive Officer of SPKL, presented a background of SparkLabs Group and SPKL’s initiative. Both parties quickly realized the potential benefits of a business combination transaction and agreed to execute a non-disclosure agreement (“NDA”) and to open a virtual data room to facilitate further discussions. On the same date, Cooley shared drafts of the Series A Securities Purchase Agreement, the Certificate of Designation and the form of Series A Preferred Investor Warrant with the Lead Purchaser.

On April 19, 2026, SPKL executed the NDA with Legacy ZincFive, and the parties held a follow-up meeting to further discuss a potential business combination and general terms of a letter of intent (“LOI”) including valuation and economic terms for SPKL. On the same date, Mr. Rhee discussed the potential de-SPAC transaction with Cantor and representatives of SPKL were granted access to the virtual data room established by Legacy ZincFive. SPKL’s management team reviewed the materials provided in the virtual data room and contacted representatives of Legacy ZincFive regarding the proposed general terms to be included in the LOI, including: (1) the transfer or forfeiture by Sponsor of a portion of SPKL shares to certain third parties, and (2) the forfeiture of a portion of the Private Placement Warrants to certain members of Legacy ZincFive management, but did not include discussions regarding a proposed value to be ascribed to Legacy ZincFive.

On April 20, 2026, SPKL also received a PIPE term sheet from Legacy ZincFive based on the PIPE Legacy ZincFive had arranged for its prior consideration of a potential de-SPAC transaction, which had followed from extensive negotiations among Legacy ZincFive, the prior SPAC and the Lead Purchaser. SPKL and Legacy ZincFive management discussed the key terms for the PIPE including: (i) the conversion and exercise prices and treatment of the Series A Preferred Stock and Series A Investor Warrants under different circumstances, (ii) anti-dilution and other adjustments to the conversion and exercise prices, (iii) redemption rights, and (iv) voting, distribution and participation rights and other customary protections.

On April 21, 2026, Mr. Rhee and Ivan Grlic, Co-founder and Managing Partner of SparkLabs Saudi Arabia, met with Messrs. Higinbotham and Hysell to discuss potential ways SparkLabs Group might support Legacy ZincFive for future business development in the Middle East. Mr. Rhee sent a draft LOI to Legacy ZincFive’s management for review. The draft LOI did not ascribe a value to Legacy ZincFive, but contemplated the following material terms: (1) a lock-up period during which Sponsor would not be able to trade any of its shares of ZincFive Common Stock for a 12-month period following the Closing (subject to potential early release), (2) the forfeiture of 50% of the Private Placement Warrants to certain parties identified by Legacy ZincFive, and (3) the right of SPKL to designate a Board of Directors observer of the combined company.

On April 22, 2026, Legacy ZincFive delivered a revised version of the LOI to SPKL. While the draft LOI did not ascribe a value to Legacy ZincFive, it contemplated the following material terms: (1) aggregate proceeds in connection with the potential business combination, inclusive of equity PIPE investments of between $80,000,000-100,000,000, and any funds in the Trust Account following the satisfaction of redemption elections, (2) agreeing to the lock-up period applicable to Sponsor with proposed new terms governing early release of its shares of ZincFive Common Stock, (3) a condition to Legacy ZincFive’s obligation to close requiring that there be minimum gross cash proceeds of between $80-100 million from equity PIPE investments and the proceeds in the Trust, and (4) a long-term incentive equity plan and employee stock purchase program that the parties agreed would be put in place at the combined company.

On April 23, 2026, Cooley shared a draft of the Merger Agreement and the PIPE documents with WSGR. Legacy ZincFive proposed the following significant terms in the Merger Agreement: (1) ascribing a price of $10.00 for each SPKL Class A Ordinary Share, (2) a right for the Legacy ZincFive Board to change its recommendation to shareholders in certain circumstances (“Legacy ZincFive Change in Recommendation”), (3) a minimum cash closing condition of $100,000,000, and (4) the approval by SPKL’s shareholders of a proposal to extend the deadline for consummating a business combination. On the same date, the Lead Purchaser shared comments on the PIPE documents with Cooley. In addition, on the same date, Legacy ZincFive consummated the initial closing of the Bridge Financing, issuing subordinate promissory notes to certain Legacy ZincFive stockholders and/or their affiliates. The initial closing of the Bridge Financing followed discussions that occurred between January 2026 and April 2026 among the Legacy ZincFive Board, management and stockholders regarding Legacy ZincFive’s need for short-term capital, and in particular a discussion on April 9, 2026 of potential terms for the Bridge Financing between Legacy ZincFive management and General Ventures, the lead investor of the Bridge Financing. Legacy ZincFive management solicited interest from existing stockholders to participate in the Bridge Financing, including by providing existing holders of Legacy ZincFive Series F Stock the opportunity to participate. In addition, prior to the initial closing of the Bridge Financing, General Ventures discussed the terms with certain other of Legacy ZincFive’s existing investors to ensure that the Bridge Financing would provide sufficient short-term capital to Legacy ZincFive.

On April 24, 2026, the LOI was executed, and Legacy ZincFive’s financial advisor, Cantor, proposed the establishment of daily standing teleconferences involving representatives from the Legacy ZincFive management team for ongoing process updates and alignment on the transaction timeline. SPKL agreed to the proposal, and the daily standing teleconferences were established to continue until the Merger Agreement was signed. The teleconferences involved representatives from Legacy ZincFive, SPKL, Cantor, WSGR and Cooley. On the same date, Legacy ZincFive management team and Mr. Rhee met with an additional potential investor to discuss the investor’s interest in participating in the PIPE investment. Throughout the negotiation of the PIPE and discussions with potential PIPE investors, no valuations or other material information about the SPAC, Legacy ZincFive, or the Transaction were shared with potential PIPE investors that were not publicly disclosed in connection with the public announcement of the Business Combination.

On April 26, 2026, the SPKL Board held a meeting to introduce the business combination opportunity with Legacy ZincFive and to discuss the status of negotiations with Legacy ZincFive and to assess Legacy ZincFive’s business and its potential attractiveness as a merger candidate. The valuation analysis provided by Legacy ZincFive and separately conducted by the SPKL management team, as discussed under “— Selection of Legacy ZincFive” were shared with the SPKL Board. A follow-up meeting with the SPKL Board was planned for April 30, 2026 to introduce the SPKL Board to the leadership team of Legacy ZincFive.

On April 27, 2026, the first daily standing call was held. The parties reviewed the overall project plan and project management structure and established different workstreams. SPKL proposed scheduling due diligence calls regarding Legacy ZincFive’s financials, business plan, overall growth strategy and valuation.

On April 28, 2026, WSGR provided comments on the draft PIPE documents initially provided by Cooley. On the same date, SPKL and Legacy ZincFive’s marketing teams held an introductory teleconference to review the overall communication plan and discuss next steps. Mr. Rhee also held a meeting with Chardan to discuss the status of the PIPE investment, and Legacy ZincFive management team and Mr. Rhee held a meeting with a potential investor to discuss an alternative financing structure to the PIPE investment.

On April 30, 2026, Messrs. Higinbotham and Hysell presented the Investor Presentation, business plan and overall growth strategy to the SPKL Board. On the same date, SPKL and Legacy ZincFive held a teleconference to review and discuss Legacy ZincFive’s valuation, during which SPKL shared its valuation analysis.

Also on April 30, 2026, the possibility of certain Bridge Investors, all of which were existing stockholders of Legacy ZincFive, participating in the PIPE was then discussed with, and agreed to by, the Lead Purchaser, after representatives of Legacy ZincFive and Cooley first discussed the possibility on April 12, 2026, resulting in alignment that Bridge Investors holding $6.5 million of Bridge Notes would exchange such Bridge Notes for securities in the PIPE in aggregate principal amount.

On May 1, 2026, SPKL’s and certain members of Legacy ZincFive’s management team held a teleconference to review and discuss Legacy ZincFive’s financial statements and forecast model.

On May 3, 2026, the SPKL management team held an internal discussion to review and discuss the current Investor Presentation. Later on the same date, WSGR delivered an updated version of the Merger Agreement to Cooley, which included the following material changes: (1) that the business principals would discuss the potential revesting of certain Founder Shares and Private Placement Warrants, (2) the payments of certain transaction fees by Legacy ZincFive, including SPKL’s legal fees, (3) Legacy ZincFive’s requirement to pay off all of its indebtedness at or prior to the Closing Date, (4) SPKL’s right to continue trading on the OTC Market prior to the consummation of the Business Combination, (5) removal of the Legacy ZincFive Change in Recommendation, (6) removal of the minimum cash closing condition of $100,000,000 and (6) a closing condition which required approval for listing of ZincFive Common Stock.

On May 4, 2026, SPKL held a teleconference with the Legacy ZincFive Board to provide an overview of SPKL, its criteria for a potential business combination target, an overview of the proposed transaction, key milestones, and to address Legacy ZincFive’s initial questions. In a separate teleconference on the same date, SPKL shared an updated Investor Presentation with Cantor and Legacy ZincFive.

On May 5, 2026, SPKL’s management team and Messrs. Higinbotham and Heimbigner held a follow-up teleconference on Legacy ZincFive’s financial statements and forecast model. SPKL and Legacy ZincFive also held a meeting to discuss communication plans for the announcement of the Merger Agreement. Please see the section entitled “Certain Forecasted Financial Information for Legacy ZincFive” for further information.

On May 6, 2026, Messrs. Higinbotham, Hysell and Rhee met with Cantor to discuss proposed terms for financing the Transaction. Cooley sent a revised version of the Merger Agreement to WSGR, which included the following material changes: (1) a reference to a note purchase agreement between Legacy ZincFive and certain Bridge Investors, pursuant to which Legacy ZincFive could issue promissory notes and warrants to Bridge Investors (the “Bridge Financing”), (2) removal of certain transaction fees that would have been borne by Legacy ZincFive, other than the fees of WSGR, (3) ascribing an equity value for Legacy ZincFive of $600,000,000, (4) adding back the minimum cash closing condition of $100,000,000 and (5) adding back the Legacy ZincFive Change in Recommendation.

On May 7, 2026, Messrs. Higinbotham, Hysell and Rhee met to discuss overall status of the Merger Agreement and proposed terms for financing the Transaction. Legacy ZincFive shared an updated financial model incorporating updated expectations for an anticipated Bridge Financing and PIPE investments. On the same date, SPKL held discussions with potential Bridge Investors regarding the Bridge Financing and the subscription by PIPE investors.

On May 9, 2026, SPKL engaged Houlihan Capital, a leading independent valuation firm, to assist the SPKL Board to prepare and deliver an opinion, whether or not favorable, to the SPKL Board as to whether, as of the date of such opinion, the transaction was fair from a financial point of view to the unaffiliated shareholders of SPKL.

On May 11, 2026, SPKL and Legacy ZincFive held a teleconference. They completed the final review of the Investor Presentation and confirmed the implied equity value calculations. The parties also discussed the timeline for Legacy ZincFive to obtain the audited financial statements that would be required to be included in the registration statement of which this proxy statement/prospectus forms a part.

On May 12, 2026, SPKL, Houlihan Capital and WSGR held a due diligence teleconference. Following the teleconference, Houlihan Capital shared a formal request list for the due diligence documentation required to proceed with its engagement.

On May 13, 2026, SPKL and Legacy ZincFive held a teleconference to discuss the information required by Houlihan Capital in connection with Houlihan Capital’s Fairness Opinion analysis. On the same date, SPKL, Legacy ZincFive and Cantor met to discuss proposed terms for financing the Transaction.

On May 14, 2026, Houlihan Capital conducted a diligence teleconference with Legacy ZincFive management to review inputs required for the fairness opinion. SPKL, Legacy ZincFive, CBIZ CPAs, P.C. (“CBIZ”) and KPMG held a working session on the requirements for Legacy ZincFive’s audited financial statements, SPKL and WSGR held a conference call to discuss legal workstreams and the status of due diligence, and SPKL held a follow-up teleconference with Houlihan Capital to address outstanding data requests and refine the engagement scope. On the same date, SPKL, Legacy ZincFive and Cantor conducted a session to refine the transaction timeline and milestones for the filing of the registration statement.

Later on May 14, 2026, WSGR sent a revised version of the Merger Agreement to Cooley, which included the following material changes: (1) removal of the Legacy ZincFive Change in Recommendation, and (2) making the fees and expenses payable to Houlihan Capital a transaction expense to be borne by Legacy ZincFive.

On May 15, 2026, SPKL met with Houlihan Capital to discuss status of the Fairness Opinion and the timeline for completion. On the same date, SPKL met with Legacy ZincFive and Cantor to discuss potential timelines for the S-4 filing.

On May 16, 2026, Houlihan Capital sent a follow-up inquiry, requesting certain additional information. SPKL coordinated with Legacy ZincFive leadership and legal counsel to gather the corresponding responses and documentation.

On May 17, 2026, Cooley sent a revised version of the Merger Agreement to WSGR, which included a “drop-dead” date of nine months following Closing.

On May 18, 2026, SPKL, Legacy ZincFive, Cooley, WSGR and Cantor conducted a walkthrough of the Investor Presentation. SPKL coordinated diligence responses to Houlihan Capital on Series A Preferred Investor Warrants and certain indebtedness of Legacy ZincFive that may become payable in connection with the Closing. SPKL and Legacy ZincFive also reviewed the pro forma capitalization of the combined company and confirmed Houlihan Capital’s internal committee presentation.

On May 19, 2026, SPKL met with Houlihan Capital to discuss status of the Fairness Opinion and completion timeline. WSGR sent a revised version of the Merger Agreement to Cooley, which included a “drop-dead” date of twelve months following Closing. Messrs. Higinbotham, Hysell and Rhee met to discuss overall status of the Merger Agreement and financing of the Transaction.

On May 22, 2026, the SPKL Board held a meeting with representatives of WSGR to review the draft Merger Agreement, the Ancillary Documents and transaction checklist. Messrs. Higinbotham, Hysell and Rhee met to discuss overall status of the Merger Agreement and financing of the Transaction.

On May 26, 2026, Cooley sent revised versions of the Merger Agreement and Sponsor Agreement to WSGR, and WSGR circulated the revised Merger Agreement and Sponsor Agreement to SPKL, flagging key negotiation points, including treatment of the Bridge Financing, representations and warranties of SPKL, covenants of Legacy ZincFive between signing of the Merger Agreement and Closing, a “drop-dead” date of nine months following Closing, Sponsor’s working capital loan conversions and forfeiture of Legacy ZincFive securities that Sponsor would have otherwise been entitled to in connection with the Closing.

On May 27, 2026, WSGR presented a summary of key legal diligence findings to the SPKL management based on its review of Legacy ZincFive.

On May 31, 2026, SPKL received feedback from the Lead Purchaser’s counsel on the Certificate of Designation and Securities Purchase Agreement, which included a cap on the issuance of additional shares of Series A Preferred Stock, certain revisions allowing for the Series A Preferred Stock to participate with common stock in the winding up of the combined company, a cap on the number of unrestricted shares at Closing in consideration of Nasdaq’s listing rules requiring a minimum number of round lot holders and public float, and lock-up release mechanisms, including a requirement that any waiver of the 12-month lockup would require the prior consent of the Lead Purchaser.

De-SPAC, Background, Transactions Description [Text Block]

SPKL also considered Legacy ZincFive’s objective of completing a transaction in 2026. In SPKL’s view, this accelerated timetable compared more favorably to the expected timing risks associated with Company E.

De-SPAC Transactions, Material Terms [Line Items]
De-SPAC, Material Terms of the de-SPAC Transaction [Text Block]

SPKL shareholders are being asked to consider and vote upon a proposal to approve by ordinary resolution the Merger Agreement, attached to the accompanying proxy statement/prospectus as Annex A, pursuant to which, at the Closing and at least one day following the Domestication, Merger Sub I will merge with and into Legacy ZincFive, with Legacy ZincFive continuing as the Surviving Corporation, and, immediately following the First Merger, Legacy ZincFive, as the Surviving Corporation, will merge with and into Merger Sub II, with Merger Sub II continuing as the Surviving Entity and a direct wholly owned subsidiary of ZincFive. The transactions contemplated by the Merger Agreement are described in more detail in the accompanying proxy statement/prospectus.

De-SPAC, Brief Description [Text Block]

SPKL shareholders are being asked to approve the Merger Agreement and Business Combination. The discussion in this proxy statement/prospectus of the Business Combination and the principal terms of the Merger Agreement is subject to, and is qualified in its entirety by reference to, the Merger Agreement, which is attached as Annex A to this proxy statement/prospectus.

You should read carefully this proxy statement/prospectus in its entirety for more detailed information concerning the Merger Agreement. Please see the section entitled “— Merger Agreement” below, for additional information and a summary of certain terms of the Merger Agreement.

De-SPAC, Related Financing Transactions, Brief Description [Text Block]	Financing Transactions. Prior to and, if mutually agreed by the Parties, following the date hereof, the Parties shall use their commercially reasonable efforts to obtain commitments from one or more investors for a private financing (collectively, the “PIPE Investments”) pursuant to the terms of one or more subscription agreements (collectively, the “PIPE Subscription Agreements”), the terms of which will be mutually agreed by the Company and SPAC, with such private placement to be consummated prior to or substantially concurrently with the consummation of the Transactions.
De-SPAC, Reasons for SPAC Engaging in the Transaction [Text Block]

In evaluating the Business Combination, the SPKL Board consulted with SPKL’s management and SPKL’s financial and legal advisors. On June 10, 2026, the SPKL Board unanimously: (i) determined that it was advisable and in the best interests of SPKL and its shareholders for SPKL to enter into the Merger Agreement, the Ancillary Documents, and the Series A Preferred Investment Agreements; (ii) approved the Transactions; and (iii) recommended that the SPKL shareholders approve the Shareholder Proposals.

The SPKL Board did not consider it practicable to, and did not attempt to, quantify or otherwise assign relative weights to the specific factors it considered in reaching their respective determinations. Members of the SPKL Board viewed their decisions as being based on all of the information available and the factors presented to and considered by each of them. In addition, individual directors may have given different weight to different factors. This explanation of the SPKL Board’s reasons for the Business Combination and other information presented in this section is forward-looking in nature and, therefore, should be read in light of the factors discussed in the section entitled “Cautionary Note Regarding Forward-Looking Statements.”

The SPKL Board considered a number of factors pertaining to the Business Combination as generally supporting its decision to enter into the Merger Agreement, the Ancillary Documents and the Series A Preferred Investment Agreements and the Transactions, including the following factors:

●	Size of the Total Addressable Market. Legacy ZincFive operates in the immediate power solutions market, serving data center, artificial intelligence infrastructure, defense and critical infrastructure applications.
●	Differentiated Technology Platform. Legacy ZincFive’s proprietary nickel-zinc battery technology provides a differentiated immediate power solution with advantages in safety, sustainability and performance as compared to conventional lead-acid and lithium-ion alternatives.
●	Compelling Industry Tailwinds. Demand for reliable and sustainable immediate power solutions is expected to grow significantly, driven by the rapid expansion of data centers and AI infrastructure, increasing power density requirements, and growing regulatory and sustainability pressure on operators to reduce reliance on lead-acid and lithium-ion technologies.
●	Attractive Valuation. The SPKL Board believes the $600,000,000 equity value ascribed to Legacy ZincFive in the Business Combination is attractive as compared to a range of valuations given to comparable companies in connection with similar transactions and public and private financings based on the factors and analysis considered as further described under “— Selection of Legacy ZincFive”.
●	Secure Financing. The SPKL Board also considered that Legacy ZincFive was able to secure $106.5 million in aggregate from the Series A Preferred Investors, who committed to subscribe for Series A Preferred Stock in connection with the Business Combination. The SPKL Board also considered that the Series A Preferred Investors consisted of a mix of existing Legacy ZincFive investors and investors with no prior investment in Legacy ZincFive.
●	Industry-Leading Management Team. Legacy ZincFive is managed by an experienced leadership team with deep expertise in battery technology, power electronics and the data center and defense markets.
●	Strategic Fit and Post-Closing Support. The SPKL Board considered the potential strategic benefits of SPKL’s and SparkLabs Group’s international relationships, technology ecosystem, capital- markets experience and business-development network. The SPKL Board believed these resources could assist ZincFive with its future geographic expansion, strategic partnerships, customer introductions and financing initiatives.
●	Fairness Opinion of the Financial Advisor to the SPKL Board. The SPKL Board considered the financial analyses reviewed by Houlihan Capital with the SPKL Board as well as the oral opinion of Houlihan Capital rendered to the SPKL Board on June 10, 2026, as to the fairness, from a financial point of view, of the Business Combination to the unaffiliated shareholders of SPKL. Houlihan Capital subsequently confirmed its opinion in writing. A copy of the Fairness Opinion is attached as Annex M to this proxy statement/prospectus.
●	Modification in Recommendation. As more fully described under the section entitled “The Business Combination Proposal,” pursuant to the Merger Agreement, the SPKL Board may withdraw, amend, qualify or modify its recommendation to SPKL shareholders that they vote in favor of the SPKL Stockholder Matters at any time prior to, but not after, the Domestication if it concludes in good faith, after consultation with its outside legal advisors and financial advisors, that the failure to make such a Modification in Recommendation would be a breach of fiduciary duties under applicable law.
●	Lock-Up. Subject to certain limited and customary exceptions with respect to permitted transfers, Legacy ZincFive Securityholders will be subject to a 180-day lock-up (12 months in the case of affiliates of ZincFive) in respect of the ZincFive Common Stock and other ZincFive securities issued to them as consideration in the Business Combination, which will provide important stability to the combined company. However, if the VWAP of ZincFive Common Stock equals or exceeds $12.00 for any 20 trading days within any 30 trading day period commencing 180 days after the Resale Registration Statement becomes effective, then the lock-up will expire.
●	Due Diligence. SPKL and its advisors, including WSGR, conducted a diligence review of Legacy ZincFive and its businesses and operations, including review of relevant material agreements and discussions with Legacy ZincFive management and Legacy ZincFive’s financial and legal advisors.
●	Accelerated Timeline. The SPKL Board favorably viewed Legacy ZincFive’s objective of completing a transaction in 2026, compared against Company E’s inability to complete a de-SPAC until late 2027, which posed a risk for SPKL including from its March 29, 2027 deadline to complete the transaction under its organizational documents.
●	Shareholder Approval. In connection with the Business Combination, SPKL’s Public Shareholders have the option to: (i) remain shareholders of the combined company; (ii) sell their Public Shares; or (iii) redeem their Public Shares for the Redemption Price, pursuant to the terms of SPKL’s organizational documents.
●	Negotiated Transaction. The financial and other terms and conditions of the Merger Agreement, the Ancillary Documents and the Series A Securities Purchase Agreement are reasonable and were the product of arm’s-length negotiations between SPKL and Legacy ZincFive.

De-SPAC, Reasons for Target Company Engaging in the Transaction [Text Block]	When you consider the recommendation of the Legacy ZincFive Board in favor of approval of the Business Combination Proposal, you should keep in mind that certain of Legacy ZincFive’s directors and officers have interests in the Business Combination that may be different from, or in addition to, those of Legacy ZincFive’s Securityholders. The Legacy ZincFive Board was aware of such interests during its deliberations on the merits of the Business Combination Proposal and in deciding to recommend that Legacy ZincFive Securityholders submit written consents in favor of the Business Combination Proposal.
De-SPAC, SPAC Reasons for the Structure, and Timing of De-SPAC and Related Financing Transaction [Text Block]

On June 11, 2026, SPKL entered into the Merger Agreement with Merger Subs and Legacy ZincFive. Pursuant to the Merger Agreement, the parties thereto will enter into the business combination, which includes (a) the transfer of the registration of SPKL by way of continuation from the Cayman Islands to the State of Delaware (the “Domestication”), and (b) following the Domestication, the merger of Merger Sub I with and into Legacy ZincFive, with Legacy ZincFive continuing as the surviving corporation, and immediately thereafter, the merger of such surviving corporation with and into Merger Sub II, with Merger Sub II continuing as the Surviving Entity and as a wholly-owned subsidiary of SPKL.

Material Differences in Security Holders' Rights, SPAC Versus the Combined Company [Text Block]

When the Domestication is completed, the rights of stockholders of ZincFive will be governed by Delaware law, including the DGCL, rather than by the laws of the Cayman Islands. Certain differences exist between the DGCL and the Companies Act that will alter certain of the rights of shareholders of SPKL and affect the powers of the ZincFive Board and management following the Domestication.

Shareholders should consider the following summary comparison of the laws of the Cayman Islands, on the one hand, and the DGCL, on the other. This comparison is not intended to be complete and is qualified in its entirety by reference to the DGCL and the Companies Act.

The owners of a Delaware corporation’s shares are referred to as “stockholders.” For purposes of language consistency, in certain sections of this proxy statement/prospectus, SPKL may continue to refer to the share owners of ZincFive as “shareholders.”

Provision	Delaware	Cayman Islands
Applicable Legislation	General Corporation Law of the State of Delaware	The Companies Act (As Revised) of the Cayman Islands

General Vote Required for Combinations with Interested Stockholders/Shareholders

Generally, under Section 203 of the DGCL, a corporation may not engage in a “business combination” with an “interested stockholder” for a period of three years after the time of the transaction in which the person became an interested stockholder, unless the corporation opts out of the statutory provision or the other statutory exceptions are met, or if the transaction is approved by the affirmative vote of at least 662∕3% of the outstanding voting stock which is not owned by the interested stockholder. For these purposes, the term “business combination” includes mergers, asset sales and other similar transactions with an interested stockholder, and “interested stockholder” generally means a holder of 15% or more of the corporation’s voting stock.

No similar provision

Appraisal Rights

Generally, a stockholder of a publicly traded corporation does not have appraisal rights in connection with a merger, consolidation, conversion, transfer, domestication or continuance. Stockholders of a publicly traded corporation do, however, generally have appraisal rights in connection with such a transaction if they are required by the terms of an agreement of merger or consolidation, or by the terms of a resolution providing for conversion, transfer, domestication or continuance, to accept for their shares anything except: (a) shares or depository receipts of the corporation surviving or resulting from such transaction; (b) shares of stock or depository receipts that will be either listed on a national securities exchange or held of record by more than 2,000 holders; (c) cash

Under the Companies Act, minority shareholders that dissent to a merger are entitled to be paid the fair market value of their shares, which, if necessary, may ultimately be determined by the courts of the Cayman Islands.

Provision	Delaware	Cayman Islands

in lieu of fractional shares or fractional depository receipts described in (a) and (b) above; or (d) any combination of the shares of stock, depository receipts and cash in lieu of fractional shares or fractional depository receipts described in (a), (b) and (c) above.

Requirements for Stockholder/ Shareholder Approval

Subject to the certificate of incorporation, stockholder approval of mergers, a sale of all or substantially all the assets of the corporation, dissolution and amendments of the company’s certificate of incorporation require a majority of outstanding shares; unless otherwise specified in the corporation’s certificate of incorporation or bylaws, most other stockholder approvals require the affirmative vote of a majority of the shares present and entitled to vote on the subject matter, provided a quorum is present. The Proposed Bylaws will provide that unless a different or minimum vote is provided by law or by applicable stock exchange rules, or by the Proposed Certificate of Incorporation or the Proposed Bylaws, in all matters other than the election of directors, the affirmative vote of a majority of the voting power of the shares cast affirmatively or negatively will be the act of the stockholders, and directors shall be elected by plurality vote.

Subject to the articles of association, matters which require shareholder approval, whether under the Companies Act or the company’s articles of association, are determined (subject to quorum requirements, the Companies Act, applicable law and the relevant articles of association) by ordinary resolution, being the approval of the holders of a majority of the shares, who, being present in person, virtually or proxy and entitled to vote, vote at the meeting of shareholders or by “special resolution” (such as the amendment of the company’s constitutional documents), being the approval of the holders of at least two-thirds of the shares who, being present in person, virtually or by proxy and entitled to vote, vote at the meeting of shareholders.

Requirement for Quorum

Quorum is a majority of the voting power of the shares issued and outstanding and entitled to vote at a meeting unless otherwise set in the constitutional documents, but cannot be less than one-third of the voting power of the shares entitled to vote at the meeting. The Proposed Bylaws will provide that the holders of a majority of the voting power of ZincFive’s capital stock issued and outstanding and entitled to vote at a meeting of stockholders, present in person or represented by proxy, will constitute a quorum for the transaction of business at all meetings of the stockholders, unless otherwise required by law, the Proposed Certificate of Incorporation or the Proposed Bylaws.

Quorum is set in the company’s memorandum and articles of association. SPKL’s Memorandum and Articles of Association provide that a quorum requires one or more shareholders present in person or by proxy holding not less than one-third of the issued and outstanding shares entitled to vote.

Stockholder/Shareholder Consent to Action Without Meeting

Unless otherwise provided in the certificate of incorporation, stockholders may act by written consent. The Proposed Certificate of Incorporation will provide that subject to the rights of holders of ZincFive Preferred Stock, after the Closing, any action required or

Shareholder action by written resolutions (whether unanimous or otherwise) may be permitted by the articles of association. The articles of association may provide that shareholders may not act by written resolutions.

Provision	Delaware	Cayman Islands
permitted to be taken by stockholders must be effected at a duly called annual or special meeting of stockholders and may not be effected by any consent in writing by such stockholders.

Inspection of Books and Records	Any stockholder may inspect the corporation’s books and records for a proper purpose during the usual hours for business, subject to satisfying certain statutory requirements.	Shareholders generally do not have any rights to inspect or obtain copies of the register of members or other corporate records of a company.

Stockholder/Shareholder Lawsuits	A stockholder may bring a derivative suit subject to procedural requirements.

In the Cayman Islands, the decision to institute proceedings on behalf of a company is generally taken by the company’s board of directors. A shareholder may be entitled to bring a derivative action on behalf of the company only in certain limited circumstances (e.g., where a company acts or proposes to act illegally or ultra vires (beyond the scope of its authority); the act complained of, although not ultra vires, could be effected if duly authorized by a special resolution that has not been obtained; and those who control the company are perpetrating a “fraud on the minority”).

Removal of Directors

Any director or the entire board may be removed, with or without cause, by the holders of a majority of the shares then entitled to vote at an election of directors, except as follows: (1) unless the certificate of incorporation otherwise provides, in the case of a corporation with a classified board, stockholders may effect such removal only for cause; or (2) in the case of a corporation having cumulative voting, if less than the entire board is to be removed, no director may be removed without cause if the votes cast against such director’s removal would be sufficient to elect such director if then cumulatively voted at an election of the entire board. The Proposed Certificate of Incorporation will provide that, subject to the rights of the holders of any one or more series of preferred stock to remove directors elected by such series of preferred stock, any individual director or the entire board of directors may be removed from office at any time, but only for cause, and only by the affirmative vote of the holders of at least 66-2/3% of the voting power of all the then-outstanding shares of ZincFive’s capital stock entitled to vote generally at an election of directors, voting together as a single class.

A company’s memorandum and articles of association may provide that a director may be removed for any or no reason and that, in addition to shareholders, boards may be granted the power to remove a director.

Provision	Delaware	Cayman Islands
Number of Directors

The number of directors is fixed by the bylaws, unless the certificate of incorporation fixes the number of directors, in which case a change in the number of directors shall be made only by amendment of the certificate of incorporation. The Proposed Certificate of Incorporation will provide that the number of directors that shall constitute the Board shall be fixed exclusively by the Board.

Subject to the memorandum and articles of association, the board may increase the size of the board and fill any vacancies.

Classified or Staggered Boards	Classified boards are permitted. ZincFive’s certificate of incorporation will provide for the classification of the Board into three classes, effective upon the Closing.	Classified boards are permitted.

Fiduciary Duties of Directors	Directors must exercise a duty of care and duty of loyalty, including good faith to the corporation and its stockholders.

A director owes fiduciary duties to a company, including to exercise loyalty, honesty and good faith to the company as a whole. In addition to fiduciary duties, directors owe a duty of care, diligence and skill. Such duties are owed to the company but may be owed directly to creditors or shareholders in certain limited circumstances.

Indemnification of Directors and Officers

A corporation is generally permitted to indemnify any person who was or is a party to any proceeding because such person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another entity against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the person acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal proceeding, had no reasonable cause to believe their conduct was unlawful. If the action was brought by or on behalf of the corporation, no indemnification is made for judgments, fines or amounts paid in settlement, and no indemnification shall be made in respect of expenses when a person is adjudged liable to the corporation unless a court determines such person is fairly and reasonably entitled to indemnity for expenses the court deems proper.

Additionally, under the DGCL, a corporation must indemnify its present or former directors and officers against expenses (including attorneys’ fees) actually and reasonably

A Cayman Islands exempted company generally may indemnify its directors or officers, except with regard to fraud or willful default.

Provision	Delaware	Cayman Islands

incurred to the extent that the officer or director has been successful on the merits or otherwise in defense of any action, suit or proceeding on account of being a director, officer, employee or agent of the corporation or serving at the request of the corporation as a director, officer, employee or agent of another corporation or other entity.

Limited Liability of Directors and Officers

The DGCL permits the limiting or eliminating of the monetary liability of a director or officer to a corporation or its stockholders, except with regard to breaches of duty of loyalty, acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, or for any transaction involving an improper personal benefit, or for directors involving unlawful stock repurchases or dividends, or for officers involving any action by or in the right of the corporation.

Liability of directors may be limited, except with regard to their own fraud or willful default.

Material Differences in Security Holders' Rights, Target Company Versus the Combined Company [Text Block]

When the Domestication is completed, the rights of stockholders of ZincFive will be governed by Delaware law, including the DGCL, rather than by the laws of the Cayman Islands. Certain differences exist between the DGCL and the Companies Act that will alter certain of the rights of shareholders of SPKL and affect the powers of the ZincFive Board and management following the Domestication.

Shareholders should consider the following summary comparison of the laws of the Cayman Islands, on the one hand, and the DGCL, on the other. This comparison is not intended to be complete and is qualified in its entirety by reference to the DGCL and the Companies Act.

The owners of a Delaware corporation’s shares are referred to as “stockholders.” For purposes of language consistency, in certain sections of this proxy statement/prospectus, SPKL may continue to refer to the share owners of ZincFive as “shareholders.”

Provision	Delaware	Cayman Islands
Applicable Legislation	General Corporation Law of the State of Delaware	The Companies Act (As Revised) of the Cayman Islands

General Vote Required for Combinations with Interested Stockholders/Shareholders

Generally, under Section 203 of the DGCL, a corporation may not engage in a “business combination” with an “interested stockholder” for a period of three years after the time of the transaction in which the person became an interested stockholder, unless the corporation opts out of the statutory provision or the other statutory exceptions are met, or if the transaction is approved by the affirmative vote of at least 662∕3% of the outstanding voting stock which is not owned by the interested stockholder. For these purposes, the term “business combination” includes mergers, asset sales and other similar transactions with an interested stockholder, and “interested stockholder” generally means a holder of 15% or more of the corporation’s voting stock.

No similar provision

Appraisal Rights

Generally, a stockholder of a publicly traded corporation does not have appraisal rights in connection with a merger, consolidation, conversion, transfer, domestication or continuance. Stockholders of a publicly traded corporation do, however, generally have appraisal rights in connection with such a transaction if they are required by the terms of an agreement of merger or consolidation, or by the terms of a resolution providing for conversion, transfer, domestication or continuance, to accept for their shares anything except: (a) shares or depository receipts of the corporation surviving or resulting from such transaction; (b) shares of stock or depository receipts that will be either listed on a national securities exchange or held of record by more than 2,000 holders; (c) cash

Under the Companies Act, minority shareholders that dissent to a merger are entitled to be paid the fair market value of their shares, which, if necessary, may ultimately be determined by the courts of the Cayman Islands.

Provision	Delaware	Cayman Islands

in lieu of fractional shares or fractional depository receipts described in (a) and (b) above; or (d) any combination of the shares of stock, depository receipts and cash in lieu of fractional shares or fractional depository receipts described in (a), (b) and (c) above.

Requirements for Stockholder/ Shareholder Approval

Subject to the certificate of incorporation, stockholder approval of mergers, a sale of all or substantially all the assets of the corporation, dissolution and amendments of the company’s certificate of incorporation require a majority of outstanding shares; unless otherwise specified in the corporation’s certificate of incorporation or bylaws, most other stockholder approvals require the affirmative vote of a majority of the shares present and entitled to vote on the subject matter, provided a quorum is present. The Proposed Bylaws will provide that unless a different or minimum vote is provided by law or by applicable stock exchange rules, or by the Proposed Certificate of Incorporation or the Proposed Bylaws, in all matters other than the election of directors, the affirmative vote of a majority of the voting power of the shares cast affirmatively or negatively will be the act of the stockholders, and directors shall be elected by plurality vote.

Subject to the articles of association, matters which require shareholder approval, whether under the Companies Act or the company’s articles of association, are determined (subject to quorum requirements, the Companies Act, applicable law and the relevant articles of association) by ordinary resolution, being the approval of the holders of a majority of the shares, who, being present in person, virtually or proxy and entitled to vote, vote at the meeting of shareholders or by “special resolution” (such as the amendment of the company’s constitutional documents), being the approval of the holders of at least two-thirds of the shares who, being present in person, virtually or by proxy and entitled to vote, vote at the meeting of shareholders.

Requirement for Quorum

Quorum is a majority of the voting power of the shares issued and outstanding and entitled to vote at a meeting unless otherwise set in the constitutional documents, but cannot be less than one-third of the voting power of the shares entitled to vote at the meeting. The Proposed Bylaws will provide that the holders of a majority of the voting power of ZincFive’s capital stock issued and outstanding and entitled to vote at a meeting of stockholders, present in person or represented by proxy, will constitute a quorum for the transaction of business at all meetings of the stockholders, unless otherwise required by law, the Proposed Certificate of Incorporation or the Proposed Bylaws.

Quorum is set in the company’s memorandum and articles of association. SPKL’s Memorandum and Articles of Association provide that a quorum requires one or more shareholders present in person or by proxy holding not less than one-third of the issued and outstanding shares entitled to vote.

Stockholder/Shareholder Consent to Action Without Meeting

Unless otherwise provided in the certificate of incorporation, stockholders may act by written consent. The Proposed Certificate of Incorporation will provide that subject to the rights of holders of ZincFive Preferred Stock, after the Closing, any action required or

Shareholder action by written resolutions (whether unanimous or otherwise) may be permitted by the articles of association. The articles of association may provide that shareholders may not act by written resolutions.

Provision	Delaware	Cayman Islands
permitted to be taken by stockholders must be effected at a duly called annual or special meeting of stockholders and may not be effected by any consent in writing by such stockholders.

Inspection of Books and Records	Any stockholder may inspect the corporation’s books and records for a proper purpose during the usual hours for business, subject to satisfying certain statutory requirements.	Shareholders generally do not have any rights to inspect or obtain copies of the register of members or other corporate records of a company.

Stockholder/Shareholder Lawsuits	A stockholder may bring a derivative suit subject to procedural requirements.

In the Cayman Islands, the decision to institute proceedings on behalf of a company is generally taken by the company’s board of directors. A shareholder may be entitled to bring a derivative action on behalf of the company only in certain limited circumstances (e.g., where a company acts or proposes to act illegally or ultra vires (beyond the scope of its authority); the act complained of, although not ultra vires, could be effected if duly authorized by a special resolution that has not been obtained; and those who control the company are perpetrating a “fraud on the minority”).

Removal of Directors

Any director or the entire board may be removed, with or without cause, by the holders of a majority of the shares then entitled to vote at an election of directors, except as follows: (1) unless the certificate of incorporation otherwise provides, in the case of a corporation with a classified board, stockholders may effect such removal only for cause; or (2) in the case of a corporation having cumulative voting, if less than the entire board is to be removed, no director may be removed without cause if the votes cast against such director’s removal would be sufficient to elect such director if then cumulatively voted at an election of the entire board. The Proposed Certificate of Incorporation will provide that, subject to the rights of the holders of any one or more series of preferred stock to remove directors elected by such series of preferred stock, any individual director or the entire board of directors may be removed from office at any time, but only for cause, and only by the affirmative vote of the holders of at least 66-2/3% of the voting power of all the then-outstanding shares of ZincFive’s capital stock entitled to vote generally at an election of directors, voting together as a single class.

A company’s memorandum and articles of association may provide that a director may be removed for any or no reason and that, in addition to shareholders, boards may be granted the power to remove a director.

Provision	Delaware	Cayman Islands
Number of Directors

The number of directors is fixed by the bylaws, unless the certificate of incorporation fixes the number of directors, in which case a change in the number of directors shall be made only by amendment of the certificate of incorporation. The Proposed Certificate of Incorporation will provide that the number of directors that shall constitute the Board shall be fixed exclusively by the Board.

Subject to the memorandum and articles of association, the board may increase the size of the board and fill any vacancies.

Classified or Staggered Boards	Classified boards are permitted. ZincFive’s certificate of incorporation will provide for the classification of the Board into three classes, effective upon the Closing.	Classified boards are permitted.

Fiduciary Duties of Directors	Directors must exercise a duty of care and duty of loyalty, including good faith to the corporation and its stockholders.

A director owes fiduciary duties to a company, including to exercise loyalty, honesty and good faith to the company as a whole. In addition to fiduciary duties, directors owe a duty of care, diligence and skill. Such duties are owed to the company but may be owed directly to creditors or shareholders in certain limited circumstances.

Indemnification of Directors and Officers

A corporation is generally permitted to indemnify any person who was or is a party to any proceeding because such person is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another entity against expenses, judgments, fines and amounts paid in settlement actually and reasonably incurred if the person acted in good faith and in a manner reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal proceeding, had no reasonable cause to believe their conduct was unlawful. If the action was brought by or on behalf of the corporation, no indemnification is made for judgments, fines or amounts paid in settlement, and no indemnification shall be made in respect of expenses when a person is adjudged liable to the corporation unless a court determines such person is fairly and reasonably entitled to indemnity for expenses the court deems proper.

Additionally, under the DGCL, a corporation must indemnify its present or former directors and officers against expenses (including attorneys’ fees) actually and reasonably

A Cayman Islands exempted company generally may indemnify its directors or officers, except with regard to fraud or willful default.

Provision	Delaware	Cayman Islands

incurred to the extent that the officer or director has been successful on the merits or otherwise in defense of any action, suit or proceeding on account of being a director, officer, employee or agent of the corporation or serving at the request of the corporation as a director, officer, employee or agent of another corporation or other entity.

Limited Liability of Directors and Officers

The DGCL permits the limiting or eliminating of the monetary liability of a director or officer to a corporation or its stockholders, except with regard to breaches of duty of loyalty, acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, or for any transaction involving an improper personal benefit, or for directors involving unlawful stock repurchases or dividends, or for officers involving any action by or in the right of the corporation.

Liability of directors may be limited, except with regard to their own fraud or willful default.

De-SPAC Transaction, Accounting Treatment [Text Block]

The expected accounting treatment of the Business Combination is dependent upon which entity in the Business Combination is considered the accounting acquirer. A combining entity can be considered an accounting acquirer in one scenario and an accounting acquiree in another.

The Business Combination is expected to be accounted for as a reverse recapitalization in accordance with GAAP because Legacy ZincFive has been determined to be the accounting acquirer under both the No Redemption Scenario and the Maximum Redemption Scenario presented. Under this method of accounting, SPKL, which is the legal acquirer, will be treated as the accounting acquiree for financial reporting purposes and Legacy ZincFive, which is the legal acquiree, will be treated as the accounting acquirer for financial reporting purposes. Accordingly, the consolidated assets, liabilities and results of operations of Legacy ZincFive will become the historical financial statements of ZincFive, and SPKL’s assets, liabilities and results of operations will be consolidated with ZincFive’s beginning on the acquisition date. For accounting purposes, the financial statements of ZincFive will represent a continuation of the financial statements of Legacy ZincFive with the Business Combination being treated as the equivalent of Legacy ZincFive issuing stock for the net assets of SPKL, accompanied by a recapitalization. The net assets of SPKL will be stated at historical costs, which are expected to approximate fair value, and no goodwill or other intangible assets will be recorded. Operations prior to the Business Combination will be presented as those of Legacy ZincFive in future reports of ZincFive.

Legacy ZincFive was determined to be the accounting acquirer under both the No Redemption Scenario and the Maximum Redemption Scenario presented based on evaluation of the following facts and circumstances:

●	Legacy ZincFive stockholders comprise a relative majority of greater than 70% of the voting power of ZincFive under both the redemption scenarios;
●	Legacy ZincFive will have the ability to nominate a majority of the members of the board of directors of ZincFive;
●	Legacy ZincFive’s operations prior to the Business Combination comprise the only ongoing operations of ZincFive;
●	Legacy ZincFive’s senior management will comprise the senior management of ZincFive;
●	The ongoing operations of Legacy ZincFive will become the operations of ZincFive; and
●	Legacy ZincFive’s headquarters will become ZincFive’s headquarters.

De-SPAC, Federal Income Taxes Consequences, Target Company Security Holders [Text Block]

The following is a discussion of the material U.S. federal income tax consequences of the Mergers to ZincFive, Legacy ZincFive and U.S. and Non-U.S. Holders (each as defined below, and together, “Holders”) of Legacy ZincFive shares that exchange such shares in the Mergers for ZincFive Common Stock and Holders of ZincFive shares. This summary is based upon current provisions of the Code, existing Treasury Regulations promulgated thereunder, judicial decisions, and published rulings and administrative pronouncements of the IRS, all in effect as of the date hereof and all of which are subject to differing interpretations or change. Any such change or differing interpretation, which may be retroactive, could alter the tax consequences to Legacy ZincFive stockholders from the following summary. This discussion assumes that the Mergers will be consummated in accordance with the Merger Agreement and as described in this proxy statement/prospectus.

This discussion applies only to stockholders who hold their Legacy ZincFive shares as “capital assets” within the meaning of Section 1221 of the Code (generally, property held for investment) and does not purport to address all U.S. federal income tax consequences relevant to Holders of Legacy ZincFive shares, including any alternative minimum tax consequences or the Medicare contribution tax on certain net investment income, any U.S. federal non-income tax consequences of the Mergers, including estate or gift tax consequences, or any state, local, non-U.S. or other tax consequences of the Mergers. In addition, it does not address consequences relevant to Legacy ZincFive stockholders that are subject to particular U.S. or non-U.S. tax rules, including, without limitation, to Legacy ZincFive stockholders that are:

●	banks, financial institutions or financial services entities;
●	broker-dealers;
●	taxpayers that are subject to, or who elect to apply, the mark-to-market accounting rules under Section 475 of the Code;
●	tax-exempt entities;
●	governments or agencies or instrumentalities of such governments or agencies;
●	insurance companies;
●	regulated investment companies or real estate investment trusts;
●	partnerships (including entities or arrangements treated as partnerships for U.S. federal income tax purposes) or other pass-through entities (including S Corporations), and investors therein;
●	U.S. expatriates or former long-term residents of the United States;
●	except as specifically provided below, persons that actually or constructively own five percent or more (by vote or value) of Legacy ZincFive’s shares;
●	persons that acquired their Legacy ZincFive shares pursuant to an exercise of employee options, in connection with employee share incentive plans or otherwise as compensation;
●	persons that hold or sell their Legacy ZincFive shares as part of a straddle, constructive sale, hedge, synthetic security, wash sale, conversion or other integrated or similar transaction or risk reduction strategy;
●	U.S. Holders (as defined below) the functional currency of which is not the U.S. dollar;
●	persons subject to special tax accounting rules as a result of any item of gross income with respect to Legacy ZincFive shares being taken into account in an “applicable financial statement” (as defined in the Code); or
●	“specified foreign corporations” (including “controlled foreign corporations”), “passive foreign investment companies” or corporations that accumulate earnings to avoid U.S. federal income tax.
●	persons who elect to apply the provisions of Section 1400Z-2 of the Code to any gains realized in the Merger;
●	persons holding Legacy ZincFive shares in connection with a trade or business conducted outside the U.S.; and
●	persons holding Legacy ZincFive shares as qualified small business stock under Section 1202 of the Code or as Section 1244 stock.

De-SPAC Transactions, Material Interests [Line Items]
De-SPAC or Related Financing Transactions, Material Interests, Sponsor or SPAC's Officers or Directors [Text Block]	on January 28, 2025, SPKL issued the Convertible Note in the principal amount of up to $1,900,000 to the Sponsor, of which $1,900,000 is outstanding, which does not bear interest and is repayable upon the consummation of the Business Combination, with the Sponsor having the option to convert up to $1,500,000 of the outstanding principal balance into Working Capital Warrants, at a price of $1.00 per warrant upon consummation of the Business Combination; (iii) on June 25, 2025, SPKL issued the Non-Convertible Note in the principal amount of up to $2,500,000
De-SPAC Transactions, Shareholder Rights [Line Items]
De-SPAC, Security Holders are Entitled to Redemption Rights [Flag]	true
De-SPAC, Security Holders are Entitled to Appraisal Rights [Flag]	false
De-SPAC, Security Holders Redemption Rights Summary [Text Block]	Any request for redemption, once made by a holder of Public Shares, may not be withdrawn following the Redemption Deadline, unless the SPKL Board determines (in its sole discretion) to permit such withdrawal of a redemption request (which it may do in whole or in part). Furthermore, if a holder of a Public Share delivers its share certificates (if any) along with the redemption forms in connection with an election of its redemption and subsequently decides prior to the Redemption Deadline not to elect to exercise such rights, it may simply request that SPKL permit the withdrawal of the request for redemption and instruct the Transfer Agent to return the share certificates (physically or electronically). The holder can make such request by contacting the Transfer Agent at the address or email address listed in this proxy statement/prospectus.
De-SPAC, Security Holders Appraisal Rights Summary [Text Block]	SPKL’s shareholders and holders of Public Warrants do not have appraisal rights in connection with the Business Combination or the Domestication under the Companies Act or the DGCL.